Long Term Debt - Covenant Description and Compliance (Details)	6 Months Ended
Jun. 30, 2014
Compliance with loan-to-value ratios	As of June 30, 2014, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements relating to its shipping segment. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of June 30, 2014, and giving effect to the waivers subsequently signed, the Company was in breach of certain financial covenants, contained in the Company's loan agreements relating to its shipping segment, under which a total of $82,650 was outstanding as of June 30, 2014 (Note 3). As a result of this non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements relating to its shipping segment, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans relating to its shipping segment that were in breach as of June 30, 2014, amounting to $896,563, as current at June 30, 2014.